Schedule of Investments February 28, 2023 (Unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 81.5% (1)
Canada Crude Oil Pipelines - 11.9% (1)
Enbridge Inc.	1,005,616	$37,730,712
Gibson Energy Inc.	311,027	5,226,713
Pembina Pipeline Corporation	617,510	20,274,421
		63,231,846
Canada Natural Gas/Natural Gas Liquids Pipelines - 11.2% (1)
AltaGas Ltd.	603,750	10,362,642
Keyera Corp.	474,008	10,459,788
TC Energy Corporation	961,533	38,278,629
		59,101,059
United States Crude Oil Pipelines - 0.5% (1)
Plains GP Holdings, L.P.	206,964	2,878,869
United States Local Distribution Companies - 16.5% (1)
Atmos Energy Corporation	188,367	21,249,681
Chesapeake Utilities Corporation	37,601	4,816,312
New Jersey Resources Corporation	206,359	10,530,500
NiSource Inc.	787,655	21,605,377
Northwest Natural Holding Co.	74,545	3,603,505
ONE Gas, Inc.	116,149	9,310,504
Southwest Gas Corporation	132,347	8,339,184
Spire Inc.	112,567	7,924,717
		87,379,780
United States Natural Gas Gathering/Processing - 8.8% (1)
Antero Midstream Corp.	711,525	7,499,473
Archrock, Inc.	284,216	3,146,271
EnLink Midstream, LLC	523,125	5,890,387
Equitrans Midstream Corp.	919,286	5,543,295
Kinetik Holdings, Inc.	43,993	1,308,792
Hess Midstream LP	46,802	1,283,311
Targa Resources Corp.	294,698	21,837,122
		46,508,651
United States Natural Gas/Natural Gas Liquids Pipelines - 32.6% (1)
Cheniere Energy, Inc.	260,302	40,955,917
DT Midstream, Inc.	102,833	5,162,217
Excelerate Energy, Inc.	17,757	383,729
Kinder Morgan, Inc.	2,258,054	38,522,401
National Fuel Gas Company	196,172	11,236,732
New Fortress Energy LLC	101,938	3,362,935
ONEOK, Inc.	509,336	33,336,041
The Williams Companies, Inc.	1,315,524	39,597,272
		172,557,244
Total Common Stock
(Cost $395,838,060)		431,657,449

Master Limited Partnerships and Related Companies - 18.4% (1)
United States Crude Oil Pipelines - 1.9% (1)
Delek Logistics Partners LP	9,317	469,763
Genesis Energy, L.P.	118,867	1,375,291
NuStar Energy L.P.	104,370	1,629,216
Plains All American Pipeline, L.P.	475,396	6,298,997
		9,773,267
United States Natural Gas Gathering/Processing - 1.6% (1)
Crestwood Equity Partners LP	82,616	2,043,094
USA Compression Partners LP	53,724	1,124,443
Western Midstream Partners LP	204,743	5,325,366
		8,492,903
United States Natural Gas/Natural Gas Liquids Pipelines - 9.2% (1)
Cheniere Energy Partners, L.P.	39,169	1,936,515
DCP Midstream Partners, LP	97,511	4,074,010
Energy Transfer LP	1,659,785	21,012,878
Enterprise Products Partners L.P.	850,427	21,711,401
		48,734,804
United States Refined Product Pipelines - 5.7% (1)
CrossAmerica Partners LP	19,191	411,839
Global Partners LP	29,266	1,024,310
Holly Energy Partners, L.P.	48,303	873,318
Magellan Midstream Partners, L.P.	219,981	11,694,190
MPLX LP	387,569	13,421,514
Sunoco LP	58,858	2,676,862
		30,102,033
Total Master Limited Partnerships and Related Companies
(Cost $72,611,595)		97,103,007

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Invesco Government & Agency Portfolio - Institutional Class, 4.52% (2)
(Cost $630,206)	630,206	630,206

Total Investments - 100.0% (1)
(Cost $469,079,861)		529,390,662
Other Assets in Excess of Liabilities, Net - 0.0%(1)		129,092
Total Net Assets - 100.0%(1)		$529,519,754

(1)	Calculated as a percentage of net assets.
(2)	Rate indicated is the current yield as of February 28, 2023.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$431,657,449	$-	$-	$431,657,449
Master Limited Partnerships	97,103,007	-	-	97,103,007
Short-Term Investment	630,206	-	-	630,206
Total Investments	$529,390,662	$-	$-	$529,390,662

Refer to the Fund's Schedule of Investments for additional industry information.